Employee Benefit Plans (Change in AOCI and Regulatory Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plans
Change in AOCI and Regulatory Assets
Beginning Balance	$ 517
Amortized in current period	15	$ 16
Ending Balance	439	517
Defined benefit pension plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	358
Amortized in current period	(25)
Current year addition to AOCI or regulatory assets	(12)
Current year change due to divestitures	(39)
Foreign currency translation adjustment	(3)
Ending Balance	279	358
Defined benefit pension plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	160
Amortized in current period	(15)
Current year addition to AOCI or regulatory assets	14
Foreign currency translation adjustment	1
Ending Balance	160	160
Defined benefit pension plans | Past service costs (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	(1)
Amortized in current period	1
Current year addition to AOCI or regulatory assets	0
Foreign currency translation adjustment	0
Ending Balance	0	(1)
Non-pension Benefit Plans
Change in AOCI and Regulatory Assets
Beginning Balance	73
Amortized in current period	0	0
Ending Balance	106	73
Non-pension Benefit Plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	78
Amortized in current period	0
Current year addition to AOCI or regulatory assets	48
Current year change due to divestitures	(13)
Foreign currency translation adjustment	(3)
Ending Balance	110	78
Non-pension Benefit Plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	(5)
Amortized in current period	0
Current year addition to AOCI or regulatory assets	2
Foreign currency translation adjustment	(1)
Ending Balance	(4)	(5)
Non-pension Benefit Plans | Past service costs (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year addition to AOCI or regulatory assets	0
Foreign currency translation adjustment	0
Ending Balance	$ 0	$ 0